Average Annual Total Returns{- Fidelity® MSCI Consumer Discretionary Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWMW Past 1 year	IXWMW Past 5 years	IXWMW Since Inception		MC015 Past 1 year	MC015 Past 5 years	MC015 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	49.33%	19.87%	16.99%	[1]	49.01%	19.52%	16.65%	[1]	29.29%	16.10%	14.01%	[1]	48.43%	19.82%	17.00%	[1]	48.04%	19.75%	16.96%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013